Prepayment and Other Assets	6 Months Ended
Jun. 30, 2021
Prepayment And Other Assets [Abstract]
PREPAYMENT AND OTHER ASSETS

4. PREPAYMENT AND OTHER ASSETS

As of December 31, 2020 and June 30, 2021, prepayment and other assets consisted of the following:

	December 31, 2020	June 30, 2021

Prepayment for outsourced production cost	$1,052	$5,777
Prepayment for co-produced TV series	17,464	21,172
Advances to vendors	4,544	23,259
Staff advance	15	118
Others	116	226
Subtotal	23,191	50,552
Less: allowance for doubtful accounts	-	(34)
Prepayment and other assets, net	$23,191	$50,518
Including:
Prepayment and other current assets, net	$2,544	$25,384
Prepayment and other non-current assets, net	$20,647	$25,134